OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INVESTMENTS [Abstract]
Schedule of Other Investments
	At December 31,
	2011	2012
Unlisted securities at cost	$21,344	$22,859
Less: other-than-temporary impairment losses recognized (note 17)	(4,010)	(6,554)
	$17,334	$16,305